GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS, NET [Abstract]
Goodwill, beginning of year	$ 13,011	$ 6,133
Revaluation (foreign currency exchange differences)	83	(63)
Acquisition of RepliWeb		6,941
Goodwill, end of year	$ 13,094	$ 13,011